UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number: 811-23086

WP Trust

 (Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877.244.6235

Date of fiscal year end: 11/30/2019

Date of reporting period: 8/31/2019

Item 1.	Schedules of Investments (Unaudited)

The Trust’s schedules of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF INVESTMENTS
August 31, 2019 (Unaudited)

	Shares	Fair Value

COMMON STOCKS - 14.47%

Healthcare - Services - 4.10%
Alphatec Holdings, Inc. (a) (b)	70,000	$366,100

Healthcare - Services - 10.37%
Catasys, Inc. (a) (b)	66,000	926,640

TOTAL COMMON STOCKS (Cost $678,092)		1,292,740

EXCHANGE-TRADED FUND - 98.27%

Equity Fund - 98.27%
iShares Russell 2000 ETF (a)	59,000	8,781,560

TOTAL EXCHANGE-TRADED FUND (Cost $7,835,668)		8,781,560

OPTIONS PURCHASED (Cost $66,256) - 0.50% (c)		44,820

SHORT-TERM INVESTMENT - 1.92%
Federated Government Obligations Fund - Institutional Class, 1.99% (d)	171,870	171,870
TOTAL SHORT-TERM INVESTMENT (Cost $171,870)		171,870

TOTAL INVESTMENTS (Cost $8,751,886) – 115.16%		$10,290,990

OPTIONS WRITTEN (Proceeds $1,052,536) - (16.43%) (e)		(1,468,430)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 1.27%		113,650

NET ASSETS - 100%		$8,936,210

(a) All or a portion of the security is segregated as collateral for options written.

(b) Non-income producing security.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at August 31, 2019, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS PURCHASED
August 31, 2019 (Unaudited)

OPTIONS PURCHASED - 0.50%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.50%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	108	$24,300,000	$2,250.00	9/30/2019	$7,020
CBOE S&P 500 Index	108	$24,840,000	$2,300.00	10/31/2019	37,800
TOTAL PUT OPTIONS PURCHASED (Cost $66,256)					44,820

TOTAL OPTIONS PURCHASED (Cost $66,256)					$44,820

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST
WP SMALLER COMPANIES INCOME PLUS FUND
SCHEDULE OF OPTIONS WRITTEN
August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (16.43)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (4.49)%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	41	$13,017,500	$3,175.00	12/18/2020	$401,390
TOTAL CALL OPTIONS WRITTEN (Proceeds $295,765)					401,390

PUT OPTIONS WRITTEN - (11.94)%
CBOE S&P 500 Index	108	$27,540,000	$2,550.00	9/18/2020	1,067,040
TOTAL PUT OPTIONS WRITTEN (Proceeds $756,771)					1,067,040

TOTAL OPTIONS WRITTEN (Proceeds $1,052,536)					$1,468,430

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS- 114.27%	Shares	Fair Value

Equity Funds - 114.27%
iShares MSCI EAFE ETF (a)	155,000	$9,797,550
WisdomTree Emerging Markets SmallCap Dividend Fund (a)	9,850	438,424
WisdomTree International SmallCap Dividend Fund (a)	6,216	381,227
		10,617,201

TOTAL EXCHANGE-TRADED FUNDS (Cost $10,238,807)		10,617,201

OPTIONS PURCHASED (Cost $69,323) - 0.50% (b)		46,895

SHORT-TERM INVESTMENT - 1.41%
Federated Government Obligations Fund - Institutional Class, 1.99% (c)	130,593	130,593
TOTAL SHORT-TERM INVESTMENT (Cost $130,593)		130,593

TOTAL INVESTMENTS (Cost $10,438,723) – 116.18%		$10,794,689

OPTIONS WRITTEN (Proceeds $1,109,203) - (16.65%) (d)		(1,547,200)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.47%		43,455

NET ASSETS - 100%		$9,290,944

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at August 31, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2019 (Unaudited)

OPTIONS PURCHASED - 0.50%

PUT OPTIONS PURCHASED - 0.50%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	113	$25,425,000	$2,250.00	9/30/2019	$7,345
CBOE S&P 500 Index	113	$25,990,000	$2,300.00	10/31/2019	39,550
TOTAL PUT OPTIONS PURCHASED (Cost $69,323)					46,895

TOTAL OPTIONS PURCHASED (Cost $69,323)					$46,895

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INTERNATIONAL COMPANIES INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (16.65)%

CALL OPTIONS WRITTEN - (4.63)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	44	$13,970,000	$3,175.00	12/18/2020	$430,760
TOTAL CALL OPTIONS WRITTEN (Proceeds $317,406)					430,760

PUT OPTIONS WRITTEN - (12.02)%
CBOE S&P 500 Index	113	$28,815,000	$2,550.00	9/18/2020	1,116,440
TOTAL PUT OPTIONS WRITTEN (Proceeds $791,797)					1,116,440

TOTAL OPTIONS WRITTEN (Proceeds $1,109,203)					$1,547,200

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

EXCHANGE-TRADED FUNDS - 113.53%	Shares	Fair Value

Debt Funds - 113.53%
iShares iBoxx $ High Yield Corporate Bond ETF (a)	120,400	$10,494,064
SPDR Bloomberg Barclays High Yield Bond ETF (a)	61,000	6,637,410
		17,131,474

TOTAL EXCHANGE-TRADED FUNDS (Cost $16,976,637)		17,131,474

CLOSED END FUND- 1.91%

Closed End Fund - 1.91%
Alpine Total Dynamic Dividend Fund (a)	36,000	288,720

TOTAL CLOSED END FUND (Cost $302,045)		288,720

OPTIONS PURCHASED (Cost $133,739) - 0.60% (b)		90,470

SHORT-TERM INVESTMENT - 0.62%
Federated Government Obligations Fund - Institutional Class, 1.99% (c)	93,554	93,554
TOTAL SHORT-TERM INVESTMENT (Cost $93,554)		93,554

TOTAL INVESTMENTS (Cost $17,505,975) – 116.66%		$17,604,218

OPTIONS WRITTEN (Proceeds $1,794,436) - (16.59%) (d)		(2,503,130)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.07%)		(11,402)

NET ASSETS - 100%		$15,089,686

(a) All or a portion of the security is segregated as collateral for options written.

(b) Please refer to the Schedule of Options Purchased for details of options purchased.

(c) Rate shown represents the 7-day effective yield at August 31, 2019, is subject to change and resets daily.

(d) Please refer to the Schedule of Options Written for details of options written.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2019 (Unaudited)

OPTIONS PURCHASED - 0.60%
PUT OPTIONS PURCHASED - 0.60%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	218	$49,050,000	$2,250.00	9/30/2019	$14,170
CBOE S&P 500 Index	218	$50,140,000	$2,300.00	10/31/2019	76,300
TOTAL PUT OPTIONS PURCHASED (Cost $133,739)					90,470

TOTAL OPTIONS PURCHASED (Cost $133,739)					$90,470

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (16.59)%
CALL OPTIONS WRITTEN - (4.61)%	Contracts [1]	Notional Amount	Exercise Price	Expiration	Fair Value

CBOE S&P 500 Index	71	$22,542,500	$3,175.00	12/18/2020	$695,090
TOTAL CALL OPTIONS WRITTEN (Proceeds $512,177)					695,090

PUT OPTIONS WRITTEN - (11.98)%
CBOE S&P 500 Index	183	$46,665,000	$2,550.00	9/18/2020	1,808,040
TOTAL PUT OPTIONS WRITTEN (Proceeds $1,282,259)					1,808,040

TOTAL OPTIONS WRITTEN (Proceeds $1,794,436)					$2,503,130

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

COMMON STOCKS - 105.68%	Shares	Fair Value

Aerospace & Defense - 4.25%
Lockheed Martin Corp. (b)	4,200	$1,613,262

Agriculture - 2.07%
Altria Group, Inc. (b)	15,400	673,596
Archer-Daniels-Midland Co. (b)	3,000	114,150
		787,746
Banks - 22.03%
Bank of America Corp. (b)	69,000	1,898,190
BB&T Corp. (b)	4,900	233,485
Citigroup, Inc. (b)	21,000	1,351,350
Goldman Sachs Group, Inc. (b)	2,600	530,166
JPMorgan Chase & Co. (b)	17,200	1,889,592
Lloyds Banking Group PLC - ADR (b)	58,000	138,620
PNC Financial Services Group, Inc. (b)	2,300	296,539
Wells Fargo & Co. (b)	43,600	2,030,452
		8,368,394
Beverages - 5.17%
Diageo PLC - ADR (b)	5,800	993,424
PepsiCo, Inc. (b)	7,100	970,783
		1,964,207
Biotechnology - 0.53%
Biogen, Inc. (a) (b)	300	65,925
Corteva, Inc. (b)	2,500	73,300
Gilead Sciences, Inc. (b)	1,000	63,540
		202,765
Building Materials - 0.22%
Johnson Controls International PLC (b)	2,000	85,380

Computers - 7.60%
Apple, Inc. (b)	10,500	2,191,770
International Business Machines Corp. (b)	4,700	636,991
Leidos Holdings, Inc. (b)	665	58,094
		2,886,855
Diversified Financial Services - 3.45%
BlackRock, Inc. (b)	3,100	1,309,936

Food - 3.54%
Sysco Corp. (b)	18,100	1,345,373

Healthcare - Products - 2.80%
Alphatec Holdings, Inc. (a) (b)	50,000	261,500
Baxter International, Inc. (b)	9,100	800,345
		1,061,845
Healthcare - Services - 4.80%
Catasys, Inc. (a) (b)	130,000	1,825,200

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

COMMON STOCKS - 105.68% (Continued)	Shares	Fair Value

Housewares - 0.84%
Scotts Miracle-Gro Co. (b)	3,000	$318,960

Insurance - 3.69%
Berkshire Hathaway, Inc. - Class B (a) (b)	6,900	1,403,529

Internet - 0.46%
Alibaba Group Holding Ltd. - ADR (a) (b)	1,000	175,030

Lodging - 0.37%
MGM Resorts International (b)	5,000	140,300

Media - 1.17%
Comcast Corp. - Class A (b)	10,000	442,600

Oil & Gas - 14.65%
BP PLC - ADR (b)	40,000	1,478,000
Chevron Corp. (b)	8,900	1,047,708
China Petroleum & Chemical Corp. - ADR (b)	5,500	319,935
ConocoPhillips (b)	18,000	939,240
Exxon Mobil Corp. (b)	26,000	1,780,480
		5,565,363
Pharmaceuticals - 0.80%
AstraZeneca PLC - ADR (b)	2,800	126,084
Pfizer, Inc. (b)	5,000	177,750
		303,834
Retail - 12.04%
McDonald’s Corp. (b)	10,800	2,354,076
Target Corp. (b)	9,000	963,360
Walmart, Inc. (b)	11,000	1,256,860
		4,574,296
Semiconductors - 4.39%
Intel Corp. (b)	32,000	1,517,120
Skyworks Solutions, Inc. (b)	2,000	150,540
		1,667,660
Software - 8.31%
Microsoft Corp. (b)	22,900	3,156,994

Telecommunications - 2.50%
China Mobile Ltd. - ADR (b)	23,000	950,130

TOTAL COMMON STOCKS (Cost $28,980,468)		40,149,659

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

	Shares	Fair Value
CLOSED-END FUNDS - 4.19%
Aberdeen Total Dynamic Dividend Fund (b)	30,000	$240,600
Boulder Growth & Income Fund, Inc. (b)	97,000	1,044,690
Special Opportunities Fund, Inc. (b)	22,185	306,597

TOTAL CLOSED-END FUNDS (Cost $1,310,413)		1,591,887

EXCHANGE-TRADED FUNDS - 3.37%

Equity Funds - 3.37%
iShares MSCI EAFE ETF (b)	10,200	644,742
iShares U.S. Financial Services ETF (b)	4,800	637,056
		1,281,798

TOTAL EXCHANGE-TRADED FUNDS (Cost $1,041,345)		1,281,798

OPTIONS PURCHASED (Cost $284,687) - 0.47% (c)		179,695

SHORT-TERM INVESTMENT - 1.34%
Federated Government Obligations Fund - Institutional Shares, 1.99% (d)	510,270	510,270
TOTAL SHORT-TERM INVESTMENT (Cost $510,270)		510,270

TOTAL INVESTMENTS (Cost $32,127,183) – 115.05%		$43,713,309

OPTIONS WRITTEN (Proceeds $4,245,564) - (15.74)% (e)		(5,981,500)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.69%		260,705

NET ASSETS - 100%		$37,992,514

(a) Non-income producing security.

(b) All or a portion of the security is segregated as collateral for options written.

(c) Please refer to the Schedule of Options Purchased for details of options purchased.

(d) Rate shown represents the 7-day effective yield at August 31, 2019, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS PURCHASED

August 31, 2019 (Unaudited)

OPTIONS PURCHASED - 0.47%
		Notional	Exercise
PUT OPTIONS PURCHASED - 0.47%	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	433	$97,425,000	$2,250.00	9/30/2019	$28,145
CBOE S&P 500 Index	433	$99,590,000	$2,300.00	10/31/2019	151,550
TOTAL PUT OPTIONS PURCHASED (Cost $284,687)					179,695

TOTAL OPTIONS PURCHASED (Cost $284,687)					$179,695

1 Each option contract is equivalent to 100 units of the underlying Index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP TRUST

WP LARGE CAP INCOME PLUS FUND

SCHEDULE OF OPTIONS WRITTEN

August 31, 2019 (Unaudited)

OPTIONS WRITTEN - (15.74)%

CALL OPTIONS WRITTEN - (4.48)%		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	174	$55,245,000	$3,175.00	12/18/2020	$1,703,460
TOTAL CALL OPTIONS WRITTEN (Proceeds $1,219,525)					1,703,460

PUT OPTIONS WRITTEN - (11.26%)		Notional	Exercise
	Contracts [1]	Amount	Price	Expiration	Fair Value

CBOE S&P 500 Index	206	$50,985,000	$2,475.00	9/18/2020	4,278,040
TOTAL PUT OPTIONS WRITTEN (Proceeds $3,026,039)					4,278,040

TOTAL OPTIONS WRITTEN (Proceeds $4,245,564)					$5,981,500

1 Each option contract is equivalent to 100 units of the underlying index. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the WP Family of Funds (the “Funds”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of certain indexes of securities based on a statistical analysis of the historical relationship and they are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of August 31, 2019.

WP Smaller Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$1,292,740	$—	$—	$1,292,740
Exchange-Traded Funds (2)	8,781,560	—	—	8,781,560
Put Options Purchased	44,820	—	—	44,820
Short-Term Investment	171,870	—	—	171,870
Total Assets	$10,290,990	$—	$—	$10,290,990

WP Smaller Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$401,390	$—	$—	$401,390
Put Options Written	1,067,040	—	—	1,067,040
Total Liabilities	$1,468,430	$—	$—	$1,468,430

WP International Companies Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Exchange-Traded Funds (2)	$10,617,201	$—	$—	$10,617,201
Put Options Purchased	46,895	—	—	46,895
Short-Term Investment	130,593	—	—	130,593
Total Assets	$10,794,689	$—	$—	$10,794,689

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

WP International Companies Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$430,760	$—	$—	$430,760
Put Options Written	1,116,440	—	—	1,116,440
Total Liabilities	$1,547,200	$—	$—	$1,547,200

WP Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Closed-End Funds (2)	$288,720	$—	$—	$288,720
Exchange-Traded Funds (2)	17,131,474	—	—	17,131,474
Put Options Purchased	90,470	—	—	90,470
Short-Term Investment	93,554	—	—	93,554
Total Assets	$17,604,218	$—	$—	$17,604,218

WP Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$695,090	$—	$—	$695,090
Put Options Written	1,808,040	—	—	1,808,040
Total Liabilities	$2,503,130	$—	$—	$2,503,130

WP Large Cap Income Plus Fund

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stocks (2)	$40,149,659	$—	$—	$40,149,659
Closed-End Funds (2)	1,591,887	—	—	1,591,887
Exchange-Traded Funds (2)	1,281,798			1,281,798
Put Options Purchased	179,695	—	—	179,695
Short-Term Investment	510,270	—	—	510,270
Total Assets	$43,713,309	$—	$—	$43,713,309

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

WP Large Cap Income Plus Fund

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,703,460	$—	$—	$1,703,460
Put Options Written	4,278,040	—	—	4,278,040
Total Liabilities	$5,981,500	$—	$—	$5,981,500

(1)       As of and during the nine month period ended August 31, 2019, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       All closed-end funds (“CEFs”) and exchange traded funds (“ETFs”) held in the Funds are Level 1 securities. For a detailed break-out of CEFs and ETFs by investment type, please refer to the Schedules of Investments.

There were no transfers into and out of any Level during the nine month period ended August 31, 2019. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Options – The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Exchange-Traded and Closed-End Funds – The Funds may invest in Exchange-Traded Funds (“ETFs”) and Closed-End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of August 31, 2019, the iShares Russell 2000 ETF represented 98.27% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 105.45% of the International Companies Fund’s net assets and the iShares iBoxx $ High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 69.54% and 43.99% of the Income Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the Securities and Exchange Commission’s website at www.sec.gov.

Derivative Transactions

As of August 31, 2019, portfolio securities were held in escrow by the custodian as cover for options written by the Funds with values as follows:

Value
WP Smaller Companies Income Plus Fund	$10,074,300
WP International Companies Income Plus Fund	10,617,201
WP Income Plus Fund	17,420,194
WP Large Cap Income Plus Fund	43,023,344

The average monthly notional value of options contracts purchased and written by each Fund during the nine month period ended August 31, 2019 were as follows:

WP Smaller Companies Income Plus Fund	Average Notional Value

Put Options Purchased	$54,295,000
Call Options Written	9,359,000
Put Options Written	24,741,250

WP International Companies Income Plus Fund	Average Notional Value

Put Options Purchased	$58,394,000
Call Options Written	10,961,500
Put Options Written	27,382,500

WP Income Plus Fund	Average Notional Value

Put Options Purchased	$115,979,500
Call Options Written	18,061,750
Put Options Written	45,535,000

WP Large Cap Income Plus Fund	Average Notional Value

Put Options Purchased	$215,463,250
Call Options Written	44,000,750
Put Options Written	100,709,750

As of August 31, 2019, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

WP Smaller Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$44,820	$44,820
Total Assets		$44,820	$44,820

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$401,390	$401,390
Put options written	Options written, at value	1,067,040	1,067,040
Total Liabilities		$1,468,430	$1,468,430

WP International Companies Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$46,895	$46,895
Total Assets		$46,895	$46,895

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$430,760	$430,760
Put options written	Options written, at value	1,116,440	1,116,440
Total Liabilities		$1,547,200	$1,547,200

WP Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$90,470	$90,470
Total Assets		$90,470	$90,470

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$695,090	$695,090
Put options written	Options written, at value	1,808,040	1,808,040
Total Liabilities		$2,503,130	$2,503,130

WP Large Cap Income Plus Fund:
Assets	Location	Equity Contracts	Total
Put options purchased	Investments, at value	$179,695	$179,695
Total Assets		$179,695	$179,695

Liabilities	Location	Equity Contracts	Total
Call options written	Options written, at value	$1,703,460	$1,703,460
Put options written	Options written, at value	4,278,040	4,278,040
Total Liabilities		$5,981,500	$5,981,500

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the nine month period ended August 31, 2019, are recorded in the following locations in the Statements of Operations:

WP Smaller Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$8,197	$8,197
Call options written	Options written	(195,449)	(195,449)
Put option written	Options written	73,221	73,221
		$(114,031)	$(114,031)

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(341,297)	$(341,297)
Call options written	Options written	97,693	97,693
Put option written	Options written	513,729	513,729
		$270,125	$270,125

WP International Companies Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$12,248	$12,248
Call options written	Options written	(260,338)	(260,338)
Put option written	Options written	123,589	123,589
		$(124,501)	$(124,501)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(321,633)	$(321,633)
Call options written	Options written	162,379	162,379
Put option written	Options written	499,255	499,255
		$340,001	$340,001

WP Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$26,085	$26,085
Call options written	Options written	(467,900)	(467,900)
Put option written	Options written	224,505	224,505
		$(217,310)	$(217,310)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(644,967)	$(644,967)
Call options written	Options written	356,907	356,907
Put option written	Options written	851,662	851,662
		$563,602	$563,602

WP Large Cap Income Plus Fund:
Net change in unrealized appreciation/(depreciation) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$16,488	$16,488
Call options written	Options written	(1,366,974)	(1,366,974)
Put option written	Options written	208,155	208,155
		$(1,142,331)	$(1,142,331)

Net realized gain (loss) on:	Location	Equity Contracts	Total
Put options purchased	Options purchased	$(1,141,298)	$(1,141,298)
Call options written	Options written	1,372,052	1,372,052
Put option written	Options written	2,086,697	2,086,697
		$2,317,451	$2,317,451

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of August 31, 2019.

WP Smaller Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1.468,430	(1)	$—	$1,468,430	(1)	$1,.322,020	(2)	$146,410	$—
Total	$1,468,430	(1)	$—	$ 1,468,430	(1)	$1,322,020	(2)	$146,410	$—

WP International Companies Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,547,200	(1)	$—	$1,547,200	(1)	$1,466,126	(2)	$81,074	$—
Total	$1,547,200	(1)	$—	$1,547,200	(1)	$1,466,126	(2)	$81,074	$—

WP Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$2,503,130	(1)	$—	$2,503,130	(1)	$2,473,792	(2)	$29,338	$—
Total	$2,503,130	(1)	$—	$2,503,130	(1)	$2,473,792	(2)	$29,338	$—

WP Trust

WP Family of Funds

NOTES TO THE SCHEDULES OF INVESTMENTS

August 31, 2019 (Unaudited)

WP Large Cap Income Plus Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
						Gross Amounts Not Offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$5,981,500	(1)	$—	$5,981,500	(1)	$5,814,071	(2)	$167,429	$—
Total	$5,981,500	(1)	$—	$5,981,500	(1)	$5,814,071	(2)	$167,429	$—

(1) Written options at value as presented in the Funds’ Schedules of Written Options.

(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collateral pledged.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at August 31, 2019 were as follows:

	Cost	Gross Appreciation	Gross Depreciation	Net Appreciation (Depreciation)
WP Smaller Companies Income Plus Fund	$8,730,450	$1,803,390	$(242,850)	$1,560,540
WP International Companies Income Plus Fund	10,416,295	567,834	(189,440)	378,394
WP Income Plus Fund	17,471,108	313,736	(180,626)	(133,110)
WP Large Cap Income Plus Fund	32,022,524	13,757,180	(2,066,395)	11,690,785

The difference between book basis and tax basis unrealized appreciation (depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales and mark-to-market on 1256 contracts.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) WP Trust

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	October 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Charles S. Stoll
Name:	Charles S. Stoll
Title:	Principal Executive Officer
Date:	October 30, 2019

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Assistant Treasurer and Acting Principal Financial Officer
Date:	October 30, 2019